Income Taxes (Tables)	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Income Taxes Tables Abstract
Schedule of income tax provisions

	May 31, 2018	February 28, 2018
Net tax loss carry-forwards	$17,132,786	$15,888,098
Statutory rate	21%	21%
Expected tax recovery	3,597,885	3,336,501
Change in valuation allowance	(3,597,885)	(3,336,501)
Income tax provision	$	$-

Components of deferred tax asset:
Non capital tax loss carry forwards	$3,597,885	$3,336,501
Less: valuation allowance	(3,597,885)	(3,336,501)
Net deferred tax asset	$-	$-

	2018	2017
Net tax loss carry-forwards	$15,888,098	$11,627,532
Statutory rate	21%	34%
Expected tax recovery	3,336,501	3,953,361
Change in valuation allowance	(3,336,501)	(3,953,361)
Income tax provision	$-	$-

Components of deferred tax asset:
Non capital tax loss carry forwards	$3,336,501	$3,953,361
Less: valuation allowance	(3,336,501)	(3,953,361)
Net deferred tax asset	$-	$-